Other Income and Expenses - Summary of other income and expenses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) [2]	Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Other income:
Gain on sale of long-lived assets		$ 330		$ 399	$ 323
Cancellation of contingencies		565		162	268
Recoverable taxes		0		0	597
Foreign Exchange gain related to operating activities		79		0	0
Other		916	[1]	8	354
Other income	$ 100	1,890	[3]	569	1,542
Other expenses:
Provisions for contingencies		1,305		818	943
Loss on the retirement of long-lived assets		318		103	174
Loss on sale of long-lived assets		288		221	368
Impairment		948		432	0
Severance payments		1,062	[4]	224	180
Donations		288		332	83
Foreign exchange losses related to operating activities		0		(25)	2,646
Venezuela impact (Note 3.3)		0		0	28,176
Other		171		345	329
Other expenses	$ 232	$ 4,380	[3]	$ 2,450	$ 32,899

[1]	Following a favorable decision from Brazilian tax authorities received during 2019, Coca-Cola FEMSA has been entitled to reclaim indirect tax payments made in prior years in Brazil, resulting in the recognition of a tax credit and a positive effect in the operating revenues and other income captions of the condensed consolidated income statements. See note 25.2.1.
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[3]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 2.4.1
[4]	During 2019, the Company incurred restructuring costs related to some of their operations as part of an efficiency program.